Income taxes	12 Months Ended
Dec. 31, 2019
Income taxes
Income taxes

8.  Income taxes

a) Deferred income tax assets and liabilities

	December 31, 2019	December 31, 2018
Taxes losses carryforward	4,659	4,882
Temporary differences:
Employee post retirement obligations	840	674
Provision for litigation	443	409
Timing differences arising on assets and liabilities (i)	3,246	1,253
Fair value of financial instruments	864	538
Allocated goodwill	(2,640)	(2,328)
Others	(77)	(52)
	2,676	494
Total	7,335	5,376
Assets	9,217	6,908
Liabilities	(1,882)	(1,532)
	7,335	5,376

(i) The changes refer mainly to the recognition of the tax effects of the Brumadinho event in 2019.

Changes in deferred tax are as follows:

	Assets	Liabilities	Deferred taxes, net
Balance at December 31, 2017	6,638	1,719	4,919
Taxes losses carryforward	665	—	665
Timing differences arising on assets and liabilities	152	—	152
Fair value of financial instruments	147	—	147
Allocated goodwill	—	(37)	37
Others	(77)	—	(77)
Effect in income statement	887	(37)	924
Transfers between asset and liabilities	(70)	(70)	—
Translation adjustment	(673)	(102)	(571)
Other comprehensive income	123	22	101
Effect of discontinued operations
Effect in income statement	14	—	14
Transfer to net assets held for sale	(11)	—	(11)
Balance at December 31, 2018	6,908	1,532	5,376
Utilization of taxes losses carryforward	(443)	—	(443)
Timing differences arising on assets and liabilities	2,113	—	2,113
Fair value of financial instruments	328	—	328
Allocated goodwill	—	(210)	210
Others	(91)	—	(91)

Effect in income statement	1,907	(210)	2,117
Transfers between asset and liabilities	252	252	—
Acquisition of subsidiaries (i)	104	250	(146)
Translation adjustment	(187)	47	(234)
Other comprehensive income	233	11	222
Balance at December 31, 2019	9,217	1,882	7,335

(i) Refers to the acquisition of New Steel and Ferrous Resources Limited (note 14).

The tax loss carryforward does not expire in the Brazilian jurisdiction and their compensation is limited to 30% of the taxable income for the year. The local profits of subsidiaries abroad are also taxed in Brazil and there is no restriction on their offset against tax losses generated previously by the foreign entity or by the Parent Company.

b) Income tax reconciliation – Income statement

The total amount presented as income taxes in the income statement is reconciled to the statutory rate, as follows:

	Year ended December 31
	2019	2018	2017
Income (loss) before income taxes	(2,775)	6,816	7,829
Income taxes at statutory rate ‐ 34%	944	(2,317)	(2,662)
Adjustments that affect the basis of taxes:
Income tax benefit from interest on stockholders' equity	601	873	728
Tax incentives	189	576	372
Equity results	77	104	35
Additions of tax loss carryforward	25	1,510	99
Unrecognized tax losses of the year	(1,059)	(458)	(432)
Nondeductible effect of impairment	—	(24)	(43)
Others	(182)	(92)	408
Income taxes	595	172	(1,495)

c) Tax incentives

In Brazil, Vale has tax incentives to partially reduce the income tax generated by the operations conducted in the North and Northeast regions that includes iron ore, pellets, manganese, copper and nickel. The incentive is calculated based on the taxable income of the incentive activity (tax operating income) and takes into account the allocation of tax operating income into different incentives applicable to different tranches of production during the periods specified for each product, usually 10 years. Most of the Company’s incentives are expected to expire up to 2024 and the last recognized tax incentive will expire in 2027. An amount equal to that obtained with the tax saving must be appropriated in retained earnings reserve account in stockholders’ equity, and cannot be distributed as dividends to stockholders.

In addition to those incentives, the amount equivalent to 30% of the income tax due, can be reinvested in the acquisition of new machinery and equipment, subject to subsequent approval by the regulatory agency responsible, Superintendência de Desenvolvimento da Amazônia (“SUDAM”) and/or the Superintendência de Desenvolvimento do Nordeste (“SUDENE”). The reinvestment subsidy is accounted in retained earnings reserve account, which restricts the distribution as dividends to stockholders. This tax incentive will expire in 2023.

Vale is subject to the revision of income tax by local tax authorities in a range up to 10 years depending on jurisdiction where the Company operates.

d) Income taxes - Settlement program (“REFIS”)

The balance mainly relates to REFIS to settle most of the claims related to the collection of income tax and social contribution on equity gains of foreign subsidiaries and affiliates from 2003 to 2012. At December 31, 2019, the balance of US$3,907 (US$431 classified as current liabilities and US$3,476 classified as non‑current liabilities) is due in 106 remaining monthly installments, bearing the SELIC interest rate (Special System for Settlement and Custody), which is the Brazilian federal funds rate, while at December 31, 2018, the balance was US$4,349 (US$432 classified as current liabilities and US$3,917 classified as non‑current liabilities).

As at December 31, 2019, the SELIC rate was 4.50% per annum (6.50% per annum at December 31, 2018).

e) Uncertain tax positions

In 2004, a decision of the Federal Court of Appeals of the 2nd Region (“TRF”) granted to the Company the right to deduct the social security contributions on the net income (“CSLL”) from the taxable corporate income. In 2006, the Brazilian federal tax authorities commenced a rescission action (ação rescisória), seeking the reversal of the 2004 decision. In 2019, “TRF” decided in favour for the rescission action. Following this decision, the Company has filed a motion for clarification and a decision is pending.

Due to the recent developments on this proceeding, the Company has decided to not deduct the “CSLL” from the taxable income prospectively from the 2019 year end. Until December 31, 2018 the uncertainties associated to the deduction of the “CSLL” from the taxable corporate income totaled US$194 (R$783 million) and are not provisioned. The Company determined that, based on its internal and external experts, it is probable that the Company’s treatments will be accepted by the Brazilian tax authority.

The Company did not identify any other uncertain tax treatments that could result in a liability material to the Company, however, Vale remains subject to income tax examinations for its income taxes generally for fiscal the years from 2014 through 2019.

Accounting policy

The Brazilian corporate tax law requires the taxation on the income generated from foreign subsidiaries and, therefore, income tax charge is calculated using the tax rate enacted at the end of the reporting period in Brazil. The effects of the income tax calculation in the consolidated financial statements are calculated by applying the differential between the Brazilian income tax rate and the local income tax rate of each jurisdiction where the Company’s subsidiaries operate and generate taxable income.

Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and it establishes provisions, where appropriate, on the basis of amounts expected to be paid to the tax authorities. The benefits of uncertain tax positions are recorded only after determining a more-likely-than-not probability that the uncertain tax positions will withstand challenge, if any, from taxing authorities.

Deferred income taxes are recognized based on temporary differences between carrying amount and the tax basis of assets and liabilities as well as tax losses carryforwards. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss. Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority.

The deferred tax assets arising from tax losses and temporary differences are not recognized when it is not probable that future taxable profit will be available against which temporary differences and/or tax losses can be utilized.

Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in stockholder’s equity. In this case, the tax is also recognized in other comprehensive income or directly in stockholder’s equity, respectively.

Critical accounting estimates and judgments

Significant judgements, estimates and assumptions are required to determine the amount of deferred tax assets that are recognized based on the likely timing and future taxable profits. Deferred tax assets arising from tax losses carryforwards and temporary differences are recognized considering assumptions and projected cash flows. Deferred tax assets may be affected by factors including, but not limited to: (i) internal assumptions on the projected taxable income, which are based on production and sales planning, commodity prices, operational costs and planned capital costs; (ii) macroeconomic environment; and (iii) trade and tax scenarios.

In addition, the Company applies significant judgement in identifying uncertainties over income tax treatments, which could impact the consolidated financial statements. The Company operates in multiple jurisdictions where uncertainties arise in the application of complex tax regulations. Vale and its subsidiaries are subject to reviews of income tax filings and other tax payments, and disputes can arise with the taxing authorities over the interpretation of the applicable laws and regulations.